UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:          Lansdowne Partners Limited
             as general partner
Name:        Paul M. Ruddock
Title:       Director
Phone:       44-20-7290-5500


Signature, Place and Date of Signing:


/s/ Paul M. Ruddock              London, England               May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        8

Form 13F Information Table Entry Total:   94

Form 13F Information Table Value Total:  $11,073,388
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1.    028-11976              Lansdowne Global Financials Fund Ltd.
2.    028-11978              Lansdowne UK Equity Fund Ltd.
3.    028-11979              Lansdowne European Equity Fund Ltd.
4.    028-12718              Lansdowne Global Financials Fund L.P.
5.    028-13403              Lansdowne European Long Only Fund Ltd.
6.    028-13736              Lansdowne UK Strategic Investment Master Fund Ltd.
7.    028-13734              Lansdowne UK Equity Fund L.P.
8.    028-13735              Lansdowne European Strategic Equity Fund L.P.


                                                   FORM 13F INFORMATION TABLE
                                                          March 31, 2011

COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                         VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101   102,214   1,859,445 SH        DEFINED        7    1,859,445
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101   596,717  10,855,318 SH        DEFINED        2   10,855,318
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101    45,918     835,321 SH        DEFINED        6      835,321
ALLIANCEBERNSTEIN HOLDING LP  UNIT LTD PARTN    01881G106     2,346     107,623 SH        DEFINED        4      107,623
ALLIANCEBERNSTEIN HOLDING LP  UNIT LTD PARTN    01881G106     8,270     379,362 SH        DEFINED        1      379,362
ANADARKO PETE CORP            COM               32511107     82,544   1,007,623 SH        DEFINED        7    1,007,623
ANADARKO PETE CORP            COM               32511107    482,183   5,886,021 SH        DEFINED        2    5,886,021
ANADARKO PETE CORP            COM               32511107     40,461     493,903 SH        DEFINED        6      493,903
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT    05967A107     6,774     552,549 SH        DEFINED        4      552,549
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT    05967A107    24,315   1,983,251 SH        DEFINED        1    1,983,251
BANKUNITED INC                COM               06652K103     1,572      54,750 SH        DEFINED        4       54,750
BANKUNITED INC                COM               06652K103     5,606     195,250 SH        DEFINED        1      195,250
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108     9,864     551,674 SH        DEFINED        4      551,674
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108    34,925   1,953,311 SH        DEFINED        1    1,953,311
CIT GROUP INC                 COM NEW           125581801    16,774     394,227 SH        DEFINED        4      394,227
CIT GROUP INC                 COM NEW           125581801    59,126   1,389,572 SH        DEFINED        1    1,389,572
CITIGROUP INC                 COM               172967101    36,583   8,276,587 SH        DEFINED        4    8,276,587
CITIGROUP INC                 COM               172967101   128,945  29,173,074 SH        DEFINED        1   29,173,074
CME GROUP INC                 COM               12572Q105     3,711      12,305 SH        DEFINED        4       12,305
CME GROUP INC                 COM               12572Q105    13,082      43,381 SH        DEFINED        1       43,381
COCA COLA CO                  COM               191216100   150,217   2,264,345 SH        DEFINED        7    2,264,345
COCA COLA CO                  COM               191216100   876,746  13,215,945 SH        DEFINED        2   13,215,945
COCA COLA CO                  COM               191216100    55,589     837,941 SH        DEFINED        6      837,941
COCA COLA CO                  COM               191216100    38,079       5,740 SH  CALL  DEFINED        7        5,740
COCA COLA CO                  COM               191216100   227,281      34,260 SH  CALL  DEFINED        2       34,260
COLGATE PALMOLIVE CO          COM               194162103    45,543     563,930 SH        DEFINED        7      563,930
COLGATE PALMOLIVE CO          COM               194162103   265,576   3,288,464 SH        DEFINED        2    3,288,464
COLGATE PALMOLIVE CO          COM               194162103    17,436     215,894 SH        DEFINED        6      215,894
COLGATE PALMOLIVE CO          COM               194162103    76,391       9,459 SH  CALL  DEFINED        7        9,459
COLGATE PALMOLIVE CO          COM               194162103   450,140      55,738 SH  CALL  DEFINED        2       55,738
COLGATE PALMOLIVE CO          COM               194162103    23,033       2,852 SH  CALL  DEFINED        6        2,852
DISCOVER FINL SVCS            COM               254709108     8,734     362,102 SH        DEFINED        4      362,102
DISCOVER FINL SVCS            COM               254709108    30,786   1,276,376 SH        DEFINED        1    1,276,376
HARTFORD FINL SVCS GROUP INC  COM               416515104     7,604     282,349 SH        DEFINED        4      282,349
HARTFORD FINL SVCS GROUP INC  COM               416515104    26,840     996,651 SH        DEFINED        1      996,651
INTEL CORP                    COM               458140100    68,798      34,092 SH  CALL  DEFINED        7       68,798
INTEL CORP                    COM               458140100   402,415     199,413 SH  CALL  DEFINED        2      402,415
INTEL CORP                    COM               458140100    33,287      16,495 SH  CALL  DEFINED        6       33,287
INTEL CORP                    COM               458140100    46,987   2,328,389 SH        DEFINED        7    2,328,389
INTEL CORP                    COM               458140100   273,853  13,570,514 SH        DEFINED        2   13,570,514
INTEL CORP                    COM               458140100    19,055     944,259 SH        DEFINED        6      944,259
INTERNATIONAL BUSINESS MACHS  COM               459200101   125,816     771,546 SH        DEFINED        7      771,546
INTERNATIONAL BUSINESS MACHS  COM               459200101   734,257   4,502,713 SH        DEFINED        2    4,502,713
INTERNATIONAL BUSINESS MACHS  COM               459200101    51,822     317,787 SH        DEFINED        6      317,787
INVESCO LTD                   SHS               G491BT108    12,903     504,829 SH        DEFINED        4      504,829
INVESCO LTD                   SHS               G491BT108    45,481   1,779,383 SH        DEFINED        1    1,779,383
ISHARES TR                    RUSSELL 2000      464287655   313,727      37,273 SH  PUT   DEFINED        7       37,273
ISHARES TR                    RUSSELL 2000      464287655 1,831,859     217,638 SH  PUT   DEFINED        2      217,638
ISHARES TR                    RUSSELL 2000      464287655   144,680      17,189 SH  PUT   DEFINED        6       17,189
JPMORGAN CHASE & CO           COM               46625H100    88,421   1,918,016 SH        DEFINED        7    1,918,016
JPMORGAN CHASE & CO           COM               46625H100   515,543  11,183,149 SH        DEFINED        2   11,183,149
JPMORGAN CHASE & CO           COM               46625H100    38,883     843,456 SH        DEFINED        6      843,456
KKR & CO L P DEL              COM UNITS         48248M102    12,413     756,419 SH        DEFINED        4      756,419
KKR & CO L P DEL              COM UNITS         48248M102    43,752   2,666,200 SH        DEFINED        1    2,666,200
LEGG MASON INC                COM               524901105    13,379     370,710 SH        DEFINED        4      370,710
LEGG MASON INC                COM               524901105    47,917   1,327,696 SH        DEFINED        1    1,327,696
LEGGETT & PLATT INC           COM               524660107    19,388     791,364 SH        SOLE         NONE     791,364
LEGGETT & PLATT INC           COM               524660107    20,791     848,599 SH        DEFINED        3      848,599
LEGGETT & PLATT INC           COM               524660107     7,320     298,782 SH        DEFINED        5      298,782
LEGGETT & PLATT INC           COM               524660107     4,701     191,863 SH        DEFINED        8      191,863
MEDIVATION INC                COM               58501N101     7,157     383,940 SH        DEFINED        7      383,940
MEDIVATION INC                COM               58501N101    41,586   2,231,021 SH        DEFINED        2    2,231,021
MEDIVATION INC                COM               58501N101    13,146     705,280 SH        DEFINED        6      705,280
MICROSOFT CORP                COM               594918104       371      14,600 SH        DEFINED        7       14,600
MICROSOFT CORP                COM               594918104     2,168      85,400 SH        DEFINED        2       85,400
MORGAN STANLEY                COM NEW           617446448    18,716     685,061 SH        DEFINED        4      685,061
MORGAN STANLEY                COM NEW           617446448    66,741   2,442,939 SH        DEFINED        1    2,442,939
NASDAQ OMX GROUP INC          COM               631103108    18,022     697,457 SH        DEFINED        4      697,457
NASDAQ OMX GROUP INC          COM               631103108    63,525   2,458,396 SH        DEFINED        1    2,458,396
NIKE INC                      CL B              654106103   114,641   1,514,415 SH        DEFINED        7    1,514,415
NIKE INC                      CL B              654106103   669,098   8,838,808 SH        DEFINED        2    8,838,808
NIKE INC                      CL B              654106103    46,005     607,723 SH        DEFINED        6      607,723
OWENS CORNING NEW             COM               690742101    14,272     396,541 SH        SOLE         NONE     396,541
OWENS CORNING NEW             COM               690742101    14,651     407,078 SH        DEFINED        3      407,078
OWENS CORNING NEW             COM               690742101     4,383     121,772 SH        DEFINED        5      121,772
OWENS CORNING NEW             COM               690742101     3,327      92,432 SH        DEFINED        8       92,432
PROMOTORA DE INFORMACIONES S  ADR CL B CONV     74343G303     1,202     100,774 SH        SOLE         NONE     100,774
PROMOTORA DE INFORMACIONES S  ADR CL B CONV     74343G303     1,148      96,225 SH        DEFINED        3       96,225
PROMOTORA DE INFORMACIONES S  ADR CL B CONV     74343G303       477      39,967 SH        DEFINED        5       39,967
PROMOTORA DE INFORMACIONES S  ADR CL B CONV     74343G303       306      25,642 SH        DEFINED        8       25,642
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297     3,277      87,516 SH        SOLE         NONE      87,516
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    10,623     283,729 SH        DEFINED        3      283,729
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297     2,429      64,880 SH        DEFINED        8       64,880
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313     2,164      51,126 SH        SOLE         NONE      51,126
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313     7,015     165,755 SH        DEFINED        3      165,755
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313     1,604      37,903 SH        DEFINED        8       37,903
QUEST DIAGNOSTICS INC         COM               74834L100       211       3,650 SH        DEFINED        7        3,650
QUEST DIAGNOSTICS INC         COM               74834L100     1,232      21,350 SH        DEFINED        2       21,350
RESPONSE GENETICS INC         COM               76123U105     8,415   3,658,676 SH        DEFINED        6    3,658,676
WELLS FARGO & CO NEW          COM               949746101    20,233     638,048 SH        DEFINED        4      638,048
WELLS FARGO & CO NEW          COM               949746101    71,314   2,248,952 SH        DEFINED        1    2,248,952
WELLS FARGO & CO NEW          COM               949746101   126,281   3,982,387 SH        DEFINED        7    3,982,387
WELLS FARGO & CO NEW          COM               949746101   737,293  23,251,125 SH        DEFINED        2   23,251,125
WELLS FARGO & CO NEW          COM               949746101    60,987   1,923,287 SH        DEFINED        6    1,923,287

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